Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 £ / shares
Accounting Policies [Line Items]
Description of number of shares issued	The number of shares issued in Rezolve AI plc to the shareholders of Rezolve Limited pursuant to the Pre-Closing Demerger was in the order of 1 share in Rezolve AI plc for each 6.13 shares held in Rezolve Limited.
Minimum percentage of ownership for consolidation	50.00%		50.00%
Retained earnings accumulated deficit	$ (232,075,815)	$ (226,291,430)
Net Income (Loss)	(172,646,790)	(30,736,098)
Net cash provided from operations	(21,642,715)	(13,001,875)
Cash and cash equivalents	9,500,000	9,400,000
Net current assets	$ 44,800,000
Cash insured with federal deposit insurance corporation | £			£ 85,000
Preferred stock voting rights	one vote per share
Dividend on common stock declared	$ 0	0
Common Stock, Par or Stated Value Per Share | £ / shares				£ 0.0001
Allocated share based compensation had there been no restriction	$ 18,836,099
Fair value per employee share for the purposes of estimate | $ / shares	$ 1.98
Percentage of increase decrease of foreign currency	10.00%
Estimated increase decrease in revenue due to foreign currency fluctuation	$ 18,779	14,505
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The Company has determined that it operates as one operating segment.
Number of reporatble segment | Segment	1
Revenue	$ 187,788	145,051
Total operating expenses	138,230,574	26,151,325
Total assets	$ 19,788,157	$ 2,536,484
Stock split conversion ratio	0.001631
Share-based compensation - employees shares restrictions lifted, shares | shares		9,513,181
Standby Equity Purchase Agreement [Member] | YA [Member]
Accounting Policies [Line Items]
Remaining capital commitment facility	$ 234,400,000
Operating Segment
Accounting Policies [Line Items]
Net Income (Loss)	$ (172,646,790)	$ (30,736,098)
Number of operating segment | Segment	1
Revenue	$ 187,788	145,051
Total operating expenses	138,230,574	26,151,325
Total assets	$ 19,788,157	$ 2,536,484
Oridinary Shares [Member]
Accounting Policies [Line Items]
Common Stock, Shares Authorized | shares	256,365,817	161,710,480	256,365,817
Common Stock, Par or Stated Value Per Share | £ / shares			£ 0.0001	0.0001
Common Stock, Shares, Outstanding | shares	208,260,754	152,262,295	208,260,754
Common Stock, Shares, Issued | shares	208,260,754	152,262,295	208,260,754
Common Class A [Member]
Accounting Policies [Line Items]
Common Stock, Shares Authorized | shares		4,575,983
Common Stock, Par or Stated Value Per Share | £ / shares				£ 0.0001
Common Stock, Shares, Outstanding | shares		4,575,983
Common Stock, Shares, Issued | shares		4,575,983
Armada Acquisition Corp I [Member]
Accounting Policies [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	5,827,796
Cash and cash equivalents threshold amount below which debt may be converted into equity	$ 20,000,000
Debt instrument non convertible portion of debt	$ 1,135,000
Loan conversion price | $ / shares	$ 10
La Liga [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	100.00%	100.00%